Separate Accounts, Death Benefits and Other Insurance Benefit Features (Account Balances of Contracts with Guarantees) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	$ 65,148	$ 68,988
Equity securities (including mutual funds) [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	58,208	61,472
Cash and cash equivalents [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Variable separate accounts	$ 6,940	$ 7,516